Intangible Assets - Summary of Changes in Company's Intangible Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible asset impairment charge assets or disposal groups classified as held for sale	$ 12.8
Unutilized Assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible asset impairment charge assets or disposal groups classified as held for sale	1.9
Marine Businesses Assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible asset impairment charge assets or disposal groups classified as held for sale	12.8
Cost Price Of Intangibles [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Government Assistance Recorded against the cost of intangibles	1.6	$ 0.0
Cost of sales [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cost of goods and services sold amortization	$ 8.5	$ 12.2